Operating Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 213,068	$ 235,848
Office and warehouse [Member]
Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 213,068	$ 235,848